[logo] PIONEER Investments(R)




August 2, 2013



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust X (the "Trust")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

On behalf of the Trust, a Delaware statutory trust, I certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of prospectuses and statements of additional information relating to Pioneer Fundamental Growth Fund, Pioneer Dynamic Credit Fund and
Pioneer Multi-Asset Ultrashort Income Fund, each a series of the Trust, that would have been filed by the Trust under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on July 29, 2013 (Accession No. 0001174520-13-000016).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,


/s/ Daniel J. Hynes
-------------------------
    Daniel J. Hynes
    Senior Legal Product Manager


cc:   Christopher J. Kelley, Esq.
      Jeremy B. Kantrowitz, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


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